FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2013
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

Note 6-FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Electronic equipment	125,568	145,366	24,013
Other office and warehouse equipment	80,131	89,523	14,788
Vehicles	2,378	2,378	393
Leasehold improvements	13,186	14,788	2,443
Construction in progress	4,883	141,198	23,324
Total	226,146	393,253	64,961
Less: accumulated depreciation	(104,872)	(151,448)	(25,018)
Fixed assets, net	121,274	241,805	39,943

Construction in progress mainly represented construction and related qualifying costs incurred for the development of the warehouse and office building in Tianjin, PRC, amounting to RMB4,668 and RMB140,828 (US$23,263) as of December 31, 2012 and 2013, respectively.

Depreciation expenses were RMB24,870, RMB41,312 and RMB48,036 (US$7,935) for the years ended December 31, 2011, 2012 and 2013, respectively.